Fees Summary	Jan. 29, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 150,000,000.00
Previously Paid Amount	0.00
Total Fee Amount	20,715.00
Total Offset Amount	9,453.00
Net Fee	$ 11,262.00